Financial assets at fair value through other comprehensive income - Summary of financial assets at fair value through other comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial asset at fair value through other comprehensive income
Opening balance	¥ 104,970
Closing balance	195,789	$ 26,823	¥ 104,970
Investments in equity instruments designated at fair value through other comprehensive income
Financial asset at fair value through other comprehensive income
Opening balance	104,970		129,060
Additions	127,946
Fair value changes	(37,127)		(24,090)
Closing balance	¥ 195,789		¥ 104,970